Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating profit, other operating income and expense
Total other operating income and expense	$ 128	$ 121	$ 1,308	$ 601	$ 1,528	$ 1,541
Brazikumab licence termination funding
Operating profit, other operating income and expense
Total other operating income and expense			51		107
Monetisation of an asset previously licensed
Operating profit, other operating income and expense
Total other operating income and expense					120
Atacand
Operating profit, other operating income and expense
Total other operating income and expense					400
Other operating income and expense
Operating profit, other operating income and expense
Total other operating income and expense			132	200	446	389
Europe ex UK and Spain | Crestor
Operating profit, other operating income and expense
Total other operating income and expense			309
Ex-US, India and Japan | Hypertension medicines
Operating profit, other operating income and expense
Total other operating income and expense				350	350
India | Oxra and Oxramet
Operating profit, other operating income and expense
Total other operating income and expense			40
Japan | Inderal, Tenormin, Seloken and Omepral
Operating profit, other operating income and expense
Total other operating income and expense				$ 51	51
US | Synagis
Operating profit, other operating income and expense
Total other operating income and expense						515
Ex-China, Japan, US and Mexico | Losec
Operating profit, other operating income and expense
Total other operating income and expense						243
US, Canada, Europe and Russia | Seroquel and Seroquel XR
Operating profit, other operating income and expense
Total other operating income and expense						213
Various countries | Arimidex and Casodex
Operating profit, other operating income and expense
Total other operating income and expense						$ 181
Europe and ex-US | Nexium and Vimovo
Operating profit, other operating income and expense
Total other operating income and expense					$ 54
Viela Bio
Operating profit, other operating income and expense
Total other operating income and expense			$ 776